UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	One Bush Street, Suite 1700
		San Francisco, CA  94104

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:


/s/ Joseph E. Sweeney
Joseph E. Sweeney			San Francisco, CA		November 11, 2005

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	21,486 x 1000









List of Other Included Managers:

NONE

<Page


NAME OF ISSUER              TITLE OF   CUSIP       VALUE     SHARES     SH/  PUT/  INV     OTHER VOTING AUTH
                            CLASS                  X1000               PRN   CALL  DISC     MGR    SOLE  SHR NONE

Artesyn Technologies        Common     043127109     465      50,000    SH         Sole           50,000
Natural Health Trend Corp   Common     63888P406    3862     257,657    SH         Sole          257,657
Barrier Therapeutics Inc    Common     06850R108      84      10,000    SH         Sole           10,000
Bindview Development Corp   Common     0902327107    263      75,000    SH         Sole           75,000
Cardinal Health Inc         Common     14149Y108   10150     160,000    SH         Sole          160,000
Central Asia Gold Ltd.      Common     Q21744109     577   1,197,797    SH         Sole        1,197,797
FNX Mining Co               Common     30253R101     661      50,000    SH         Sole           50,000
RS Group Cos Inc            Common     74973Q100      62     410,000    SH         Sole          410,000
SEMAFO Inc                  Common     816922108     318     200,000    SH         Sole          200,000
Shore Gold Inc              Common     824901102    5044     875,000    SH         Sole          875,000



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